Schedule of related party transactions (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 1,492,733	$ 2,075,347
Ms Rhonda Wong [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 213	$ 288		2,900
Mr Loh [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	8,134	11,000
Mr Loh [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	377,904	511,040		1,046,866
Ms Rhonda Wong [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				$ 1,199